Annual Total Returns- Inverse High Yield Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Inverse High Yield Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.48%)	(15.88%)	(14.75%)	(8.75%)	(4.93%)	(12.08%)	(6.65%)	0.22%	(11.99%)	(6.57%)